Offsets	May 01, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Summit Hotel Properties , Inc
Form or Filing Type	S-3
File Number	333-264796
Filing Date	May 09, 2022
Fee Paid with Fee Offset Source	$ 11,084.00
Offset Note	Summit Hotel Properties, Inc. (the "registrant") previously filed a prospectus supplement, dated May 9, 2022 to a prospectus, dated May 9, 2022, constituting part of its Registration Statement on Form S-3 (File No. 333-264796) (the "Prior Registration Statement") relating to the offer and sale of 15,864,674 common units that remain partially unsold, for which a filing fee of $13,589 was paid. Pursuant to Rule 415(a)(6) under the Securities Act, this registration statement includes 12,940,877 unsold common units that had previously been registered under the Prior Registration Statement (the "Unsold Securities"). Pursuant to Rule 415(a)(6), the registrant is carrying forward to this registration statement the Unsold Securities and the filing fees previously paid in connection with the Unsold Securities will continue to be applied to the Unsold Securities that are being carried forward to this registration statement. Pursuant to Rule 415(a)(6), the offering of the Unsold Securities registered under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Summit Hotel Properties , Inc
Form or Filing Type	S-3
File Number	333-264796
Filing Date	May 09, 2022
Fee Paid with Fee Offset Source	$ 5,208.00
Offset Note	The registrant previously filed a prospectus supplement, dated May 9, 2022 to a prospectus, dated May 9, 2022, constituting part of its Registration Statement on Form S-3 (File No. 333-264796) (the "Prior Registration Statement") and paid a registration fee relating to the offer and sale of shares of its Common Stock, $0.01 par value per share (the "Common Stock") with a proposed maximum aggregate offering price of up to $200,000,000 under its then current "at-the-market" program (the "2022 ATM Program"). As of the date of this registration statement, shares of Common Stock having an aggregate offering price of up to $200,000,000 were not sold under the Prior Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the registration fee of $18,540 that has already been paid and remains unused with respect to securities that were previously registered pursuant to the Prior Registration Statement and were not sold thereunder may be applied to the filing fees payable pursuant to this registration statement. The Prior Registration Statement expired on May 9, 2025.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Summit Hotel Properties , Inc
Form or Filing Type	S-3
File Number	333-231156
Filing Date	May 01, 2019
Fee Paid with Fee Offset Source	$ 583.00
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Summit Hotel Properties , Inc
Form or Filing Type	S-3
File Number	333-212118
Filing Date	Jun. 21, 2016
Fee Paid with Fee Offset Source	$ 0.00
Offset: 5
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Summit Hotel Properties , Inc
Form or Filing Type	S-3
File Number	333-187624
Filing Date	Mar. 29, 2013
Fee Paid with Fee Offset Source	$ 12,749.00